Annual Total Returns [BarChart] - iShares iBonds Dec 2021 Term Corporate ETF - iShares iBonds Dec 2021 Term Corporate ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	4.42%
Annual Return 2017	3.12%
Annual Return 2018	0.82%
Annual Return 2019	5.38%
Annual Return 2020	2.20%